Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted (Detail)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.74%		1.08%		1.60%
Expected lives	6 years 10 months 6 days		6 years 9 months 7 days		6 years 7 months 21 days
Expected volatility	39.61%	[1]	36.88%	[1]	35.74%	[1]
Expected dividends	3.25%		1.85%		0.83%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.